12. Other Long-term Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
12. Other Long-term Liabilities

12. Other Long-term Liabilities

Other long-term liabilities represent the Italian “Trattamento di Fine Rapporto” which is a severance amount set up by Italian companies to be paid to employees on termination or retirement.

Balances of other long-term liabilities were as follows:

	September 30, 2022	December 31, 2021
Severance liability	$380,012	$359,567

15. Other Long-term Liabilities

Other long-term liabilities represent the following:

•	Italian “Trattamento di Fine Rapporto” which is a severance amount set up by Italian companies to be paid to employees on termination or retirement;
•	In the prior year, shop deposits that were previously held by Ulisse.

Balances of other long-term liabilities were as follows:

	December 31, 2021	December 31, 2020
Severance liability	$359,567	$297,120
Customer deposit balance	—	366,947
Total other long term liabilities	$359,567	$664,067